GOODWILL	12 Months Ended
Sep. 30, 2015
GOODWILL
7.	GOODWILL

Goodwill is comprised of the following:

	Years ended September 30
	2014			2015
	Online education service	Start-up training service	Total	Online education service	Start-up training service	Total
	US$	US$	US$	US$	US$	US$
Gross amount
Beginning balance	5,880	1,831	7,711	5,863	1,826	7,689
Exchange difference	(17)	(5)	(22)	(201)	(59)	(260)

Ending balance	5,863	1,826	7,689	5,662	1,767	7,429

Accumulated impairment loss	—	—	—	—	—	—

Goodwill, net	5,863	1,826	7,689	5,662	1,767	7,429

The Group tested its goodwill for impairment at the following reporting units level.

Online education service - This reporting unit provides online education services to its customers located in the PRC. It includes all the subsidiaries, the VIE and VIE’s subsidiaries of the Group except for Zhengbao Yucai. The goodwill arising from the acquisitions of the entities under this reporting unit is fully allocated to this reporting unit.

Start-up training service - This reporting unit provides start-up training services to the Group’s customers located in the PRC. It includes Zhengbao Yucai. The goodwill arising from the acquisition of Zhengbao Yucai is fully allocated to this reporting unit.

Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. The Group did not record any impairment of goodwill on online education service and start-up training service for the years ended September 30, 2013, 2014 and 2015.